Registration No. 2-94157/811-04146

As filed with the Securities and Exchange Commission on May 17, 2019

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

_________________________

FORM N-1A

REGISTRATION STATEMENT

under

THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 120

and

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 121

_________________________

JOHN HANCOCK VARIABLE INSURANCE TRUST

(Exact Name of Registrant as Specified in Charter)

200 Berkeley Street

Boston, MA  02116

(Address of Principal Executive Offices)

(617) 663-3000

_________________________

Christopher Sechler

Assistant Secretary

John Hancock Variable Insurance Trust

200 Berkeley Street

Boston, MA  02116

(Name and Address of Agent for Service)

Copies to:

Mark P. Goshko, Esq.

K & L Gates LLP

One Lincoln Street

Boston, MA  02111-2950

_________________________

TITLE OF SECURITIES BEING REGISTERED: Shares of beneficial interest ($0.00 par value) of the Registrant.

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(2)
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TABLE OF CONTENTS

SIGNATURES
Exhibit Index
EX-101 INSTANCE DOCUMENT
EX-101 SCHEMA DOCUMENT
EX-101 CALCULATION LINKBASE DOCUMENT
EX-101 DEFINITION LINKBASE DOCUMENT
EX-101 LABELS LINKBASE DOCUMENT
EX-101 PRESENTATION LINKBASE DOCUMENT

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on this 17th day of May 2019.

JOHN HANCOCK VARIABLE INSURANCE TRUST

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew G. Arnott	President and Trustee	May 17, 2019
Andrew G. Arnott	(Chief Executive Officer)

/s/ Charles A. Rizzo	Chief Financial Officer	May 17, 2019
Charles A. Rizzo	(Principal Financial Officer and Principal Accounting Officer)

/s/ Charles L. Bardelis *	Trustee	May 17, 2019
Charles L. Bardelis

/s/ James R. Boyle *	Trustee	May 17, 2019
James R. Boyle

/s/ Peter S. Burgess *	Trustee	May 17, 2019
Peter S. Burgess

/s/ William H. Cunningham *	Trustee	May 17, 2019
William H. Cunningham

/s/ Grace K. Fey *	Trustee	May 17, 2019
Grace K. Fey

/s/ Marianne Harrison *	Trustee	May 17, 2019
Marianne Harrison

/s/ Theron S. Hoffman *	Trustee	May 17, 2019
Theron S. Hoffman

/s/ Deborah C. Jackson*	Trustee	May 17, 2019
Deborah C. Jackson

/s/ Hassell H. McClellan *	Trustee	May 17, 2019
Hassell H. McClellan

/s/ James M. Oates *	Trustee	May 17, 2019
James M. Oates

/s/ Steven R. Pruchansky *	Trustee	May 17, 2019
Steven R. Pruchansky

/s/ Gregory A. Russo *	Trustee	May 17, 2019
Gregory A. Russo

*By:	Power of Attorney

/s/ Harsha Pulluru
Harsha Pulluru
Attorney-In-Fact

*Pursuant to Power of Attorney previously filed with Post-Effective Amendment No. 119 to the Trust’s Registration Statement on April 25, 2019

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document